OTHER CURRENT PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF OTHER CURRENT PAYABLES
	December 31,
	2022	2021
	USD in thousands
Employees and related expenses	1,493	1,179
Accrued expenses	299	241
Other payables	-	445
	1,792	1,865